additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 449	$ 403
Redemptions, repayments or payments	(1,846)	(1,665)
Other	1,899	1,711
Ending	502	449
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	658	620
Other	(658)	(620)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	449	403
Redemptions, repayments or payments	(1,188)	(1,045)
Other	1,241	1,091
Ending	502	449
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	114	100
Issued or received	480	12
Redemptions, repayments or payments	(497)	(2)
Other	7	4
Ending	104	114
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	20,856	20,408
Issued or received	16,376	7,297
Redemptions, repayments or payments	(14,154)	(7,378)
Foreign exchange movement (Note 4(i))	34	(44)
Other	1,845	573
Ending	24,957	20,856
Long-term debt
Changes in liabilities arising from financing activities
Beginning	20,856	20,408
Issued or received	10,271	4,891
Redemptions, repayments or payments	(8,049)	(4,972)
Foreign exchange movement (Note 4(i))	34	(44)
Other	1,845	573
Ending	24,957	20,856
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	15,258	15,021
Issued or received	3,143	1,250
Redemptions, repayments or payments		(1,000)
Foreign exchange movement (Note 4(i))	280	(13)
Other	(21)
Ending	18,660	15,258
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,900	731
Issued or received	5,523	3,585
Redemptions, repayments or payments	(6,077)	(2,378)
Foreign exchange movement (Note 4(i))	112	(38)
Ending	1,458	1,900
TELUS Corporation credit facilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	1,594
Redemptions, repayments or payments	(449)
Ending	1,145
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	448	622
Redemptions, repayments or payments	(249)	(175)
Other		1
Ending	199	448
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,062	1,804
Issued or received	11	56
Redemptions, repayments or payments	(219)	(797)
Foreign exchange movement (Note 4(i))	68	(4)
Other	(8)	3
Ending	914	1,062
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	308	273
Redemptions, repayments or payments	(665)	(89)
Other	678	124
Ending	321	308
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,876	1,837
Redemptions, repayments or payments	(495)	(502)
Foreign exchange movement (Note 4(i))	(3)	1
Other	962	540
Ending	2,340	1,876
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	4	120
Issued or received	6,105	2,406
Redemptions, repayments or payments	(6,000)	(2,437)
Foreign exchange movement (Note 4(i))	(423)	10
Other	234	(95)
Ending	(80)	4
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(6,105)	(2,406)
Redemptions, repayments or payments	$ 6,105	$ 2,406